UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    August 14, 2001

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $126,638

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101      643 97400.00 SH       SOLE                 85400.00          12000.00
AOL Time Warner Inc            COM              00184A105     1854 34985.00 SH       SOLE                 33285.00           1700.00
Agilent Technologies           COM              00846U101     2398 73781.00 SH       SOLE                 69281.00           4500.00
American SuperConductor        COM              030111108     2601 100825.00SH       SOLE                 96525.00           4300.00
Anadarko Petroleum Corp        COM              032511107     2028 37625.00 SH       SOLE                 35425.00           2200.00
BP p.l.c. ADR                  ADR              055622104     1450 29083.00 SH       SOLE                 29083.00
Bellsouth Corp                 COM              079860102     1808 44905.00 SH       SOLE                 42605.00           2300.00
Campbell Soup Company          COM              134429109      538 20900.00 SH       SOLE                 19900.00           1000.00
Caterpillar, Inc               COM              149123101     5681 113500.00SH       SOLE                107100.00           6400.00
Chevron Corp.                  COM              166751107     1724 19050.00 SH       SOLE                 17150.00           1900.00
Cisco Systems, Inc.            COM              17275R102      937 51492.00 SH       SOLE                 44592.00           6900.00
Coca-Cola Company              COM              191216100     3154 70088.00 SH       SOLE                 63488.00           6600.00
Conagra Foods, Inc.            COM              205887102     1641 82850.00 SH       SOLE                 78350.00           4500.00
Conexant Systems Inc.          COM              207142100      808 90225.00 SH       SOLE                 84625.00           5600.00
Corning Inc.                   COM              219350105     1982 118600.00SH       SOLE                111800.00           6800.00
Dow Chemical                   COM              260543103     2070 62250.00 SH       SOLE                 62250.00
Duke Energy Company            COM              264399106     5834 149560.00SH       SOLE                140160.00           9400.00
El Paso Corp Com               COM              28336L109     3012 57335.00 SH       SOLE                 54235.00           3100.00
Emerson Electric               COM              291011104     5738 94850.00 SH       SOLE                 88850.00           6000.00
Exxon Mobil Corp               COM              30231G102     3590 41100.00 SH       SOLE                 39000.00           2100.00
Fuelcell Energy Inc            COM              35952H106      954 41300.00 SH       SOLE                 41300.00
Genentech Inc                  COM              368710406     1127 20450.00 SH       SOLE                 18950.00           1500.00
General Electric               COM              369604103     4182 85775.00 SH       SOLE                 77975.00           7800.00
Hewlett-Packard                COM              428236103     3623 126662.00SH       SOLE                118462.00           8200.00
Honeywell, Inc                 COM              438516106     3719 106300.00SH       SOLE                101700.00           4600.00
Idacorp                        COM              451107106     1130 32400.00 SH       SOLE                 30400.00           2000.00
Ingersoll-Rand Co              COM              456866102      536 13000.00 SH       SOLE                 12000.00           1000.00
Intel Corp                     COM              458140100     5011 171320.00SH       SOLE                161120.00          10200.00
International Rectifier        COM              460254105     3413 100100.00SH       SOLE                 94100.00           6000.00
Johnson & Johnson              COM              478160104     2567 51340.00 SH       SOLE                 51340.00
Lilly, Eli & Co                COM              532457108     2102 28410.00 SH       SOLE                 27010.00           1400.00
Lucent Technology              COM              549463107      348 56000.00 SH       SOLE                 52500.00           3500.00
Merck & Co., Inc               COM              589331107     4985 77997.00 SH       SOLE                 72397.00           5600.00
Microsoft Corp                 COM              594918104      773 10590.00 SH       SOLE                  3390.00           7200.00
Minnesota Mining               COM              604059105     3809 33380.00 SH       SOLE                 31380.00           2000.00
Oracle Corp.                   COM              68389X105     2677 140920.00SH       SOLE                128920.00          12000.00
Parker-Hannifin Corp.          COM              701094104     1106 26050.00 SH       SOLE                 24300.00           1750.00
Pfizer, Inc                    COM              717081103     3486 87048.00 SH       SOLE                 80173.00           6875.00
Proctor & Gamble               COM              742718109     1372 21504.00 SH       SOLE                 20504.00           1000.00
Qualcomm, Inc.                 COM              747525103     5989 102409.00SH       SOLE                 96209.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      280  4800.00 SH       SOLE                  4800.00
Schering-Plough Corp           COM              806605101      270  7455.00 SH       SOLE                  7455.00
Southern Co                    COM              842587107     1622 69775.00 SH       SOLE                 65775.00           4000.00
Sun Microsystems               COM              866810104      733 46655.00 SH       SOLE                 43655.00           3000.00
SunTrust Banks, Inc.           COM              867914103     6550 101107.00SH       SOLE                 95107.00           6000.00
Synovus Financial Corp         COM              87161C105     1206 38422.00 SH       SOLE                 35122.00           3300.00
Texaco Inc                     COM              881694103      738 11075.00 SH       SOLE                 11075.00
Texas Instruments              COM              882508104     4203 131760.00SH       SOLE                123960.00           7800.00
Timken Co.                     COM              887389104     2748 162200.00SH       SOLE                151700.00          10500.00
Verizon Communications         COM              92343V104     1673 31275.00 SH       SOLE                 29475.00           1800.00
Wells Fargo                    COM              949746101     4215 90775.00 SH       SOLE                 85275.00           5500.00